Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 1,400	$ 1,400
Debt instrument, interest rate	2.239%	2.239%	2.239%	2.239%
Debt instrument, maturity year	2025	2025
Debt instrument, original currency	USD	USD
3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 450	$ 450
Debt instrument, interest rate	3.85%	3.85%	3.85%	3.85%
Debt instrument, maturity year	2024	2024
Debt instrument, original currency	USD	USD
3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 500	$ 500
Debt instrument, interest rate	3.35%	3.35%	3.35%	3.35%
Debt instrument, maturity year	2026	2026
Debt instrument, original currency	USD	USD
4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 350	$ 350
Debt instrument, interest rate	4.50%	4.50%	4.50%	4.50%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 350	$ 350
Debt instrument, interest rate	5.65%	5.65%	5.65%	5.65%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 400	$ 400
Debt instrument, interest rate	5.50%	5.50%	5.50%	5.50%
Debt instrument, maturity year	2035	2035
Debt instrument, original currency	USD	USD
5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 500	$ 500
Debt instrument, interest rate	5.85%	5.85%	5.85%	5.85%
Debt instrument, maturity year	2040	2040
Debt instrument, original currency	USD	USD